Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

JCorriero@stradley.com

(215) 564-8528

June 1, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Virtus ETF Trust II (the “Trust”)
File Nos. 333-206600 and 811-23078

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933 (“1933 Act”), submitted electronically for filing via EDGAR is Post-Effective Amendment No. 40, filed under the 1933 Act, and Amendment No. 42, filed under the Investment Company Act of 1940, to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed in order to: (1) respond to comments from the staff of the U.S. Securities and Exchange Commission on Post-Effective Amendment No. 31, Amendment No. 33, to the Trust’s Registration Statement filed pursuant to Rule 485(a) under the 1933 Act on March 27, 2017, relating only to the Virtus Enhanced U.S. Equity ETF series of the Trust (the “Fund”); and (2) update other information and make other appropriate non-material changes. The Amendment relates only to the Fund and does not affect the prospectuses and statements of additional information of the Trust’s other series.

As counsel to the Trust, we have assisted in preparing the Amendment, and, in our judgment, it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:      William Smalley

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